Document and Entity Information	Sep. 30, 2022
Risk/Return:
Registrant Name	CALVERT WORLD VALUES FUND INC
Registrant CIK	0000884110
SEC Form	485BPOS
Period end date	Sep. 30, 2022
Investment Company Type	N-1A
Amendment Flag	false